Expense Example - FidelityEnvironmentalBondFund-AMCIZPRO - FidelityEnvironmentalBondFund-AMCIZPRO - Fidelity Environmental Bond Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Environmental Bond Fund - Class M
Expense Example:
1 year	$ 468
3 years	612
5 years	769
10 years	1,224
Fidelity Advisor Environmental Bond Fund - Class A
Expense Example:
1 year	470
3 years	618
5 years	779
10 years	1,247
Fidelity Advisor Environmental Bond Fund - Class I
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	726
Fidelity Advisor Environmental Bond Fund - Class C
Expense Example:
1 year	246
3 years	452
5 years	782
10 years	1,517
Fidelity Advisor Environmental Bond Fund - Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500